Segment Reporting (Revenue from External Customers by Products and Services) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from External Customer [Line Items]
Sales Revenue, Goods, Net	$ 8,773.2	$ 6,896.6	$ 6,516.4
Tractors [Member]
Revenue from External Customer [Line Items]
Sales Revenue, Goods, Net	5,779.6	4,685.7	4,393.4
Combines [Member]
Revenue from External Customer [Line Items]
Sales Revenue, Goods, Net	610.8	397.7	377.3
Equipment [Member]
Revenue from External Customer [Line Items]
Sales Revenue, Goods, Net	345.2	304.1	252.2
Other Machinery and Equipment [Member]
Revenue from External Customer [Line Items]
Sales Revenue, Goods, Net	762.5	505.4	553.6
Replacement Parts [Member]
Revenue from External Customer [Line Items]
Sales Revenue, Goods, Net	$ 1,275.1	$ 1,003.7	$ 939.9